Subsequent Events - Additional Information (Detail) $ in Millions	Nov. 13, 2018 USD ($)	Jun. 15, 2018 shares	Jun. 14, 2018 shares	Jun. 13, 2018 shares	Nov. 03, 2018 shares	Feb. 03, 2018 shares	Oct. 28, 2017 shares	Jan. 28, 2017 shares
Subsequent Event [Line Items]
Stock split, conversion ratio		0.14285714
Description of stock split		Seven-to-one
Common stock, shares authorized					300,000,000	305,000,000	305,000,000	305,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split, conversion ratio		0.14285714
Description of stock split		Seven to one
Common stock, shares authorized		305,000,000	20,000,000
Subsequent Event [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Notional transaction amount | $	$ 1,200.0
Debt instrument, effective Date	Feb. 13, 2019
Debt instrument interest rate	3.00%
2018 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					13,148,058
2018 Incentive Award Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				12,162,689
Authorized shares, description				The number of shares initially reserved for issuance under the 2018 Plan is the sum of (i) 12,162,689 and (ii) any shares which as of the effective date are available for issuance under the 2011 Plan or 2012 Director Plan, or are subject to awards under the 2011 Plan or 2012 Director Plan which are forfeited or lapse unexercised and which following the effective date are not issued under the 2011 Plan or 2012 Director Plan, provided, however, no more than 13,148,058 shares may be issued upon the exercise of incentive stock options.
2018 Incentive Award Plan [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				13,148,058
ESPP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			973,014
Number of shares, authorized shares			486,507
Authorized shares, description			The aggregate number of shares of common stock that will be reserved for issuance under our ESPP will be equal to the sum of (i) 973,014 shares and (ii) an annual increase on the first day of each calendar year beginning in 2019 and ending in 2028 equal to the lesser of (A) 486,507 shares, (B) 0.5% of the shares outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (C) such smaller number of shares as determined by the board of directors.